UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2013 to March 31, 2013

Item 1:                                                        Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (81.5%)
Aerospace & Defense (0.8%)
$1,500	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	$1,657,500

Airlines (0.2%)
500	Continental Airlines 2012-3 Class C Pass Thru Certificates	(B+, B1)	04/29/18	6.125	502,500

Auto Parts & Equipment (5.2%)
1,060	Affinia Group, Inc., Global Company Guaranteed Notes	(CCC+, B3)	11/30/14	9.000	1,065,311
750	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/13 @ 105.38)‡	(B+, B1)	08/15/16	10.750	815,625
500	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ 108.63)‡	(B, B3)	04/01/17	11.500	552,500
363	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)§	(BB, Ba2)	03/15/20	8.125	406,560
1,076	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ 106.66)‡ €	(BB-, Ba3)	12/15/17	8.875	1,499,065
675	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ 105.31)§	(B-, B3)	03/15/18	10.625	731,531
550	Schaeffler Finance BV, Rule 144A, Senior Secured Notes‡	(B+, Ba3)	02/15/17	7.750	622,187
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38)‡ §	(B+, Ba3)	02/15/19	8.500	1,142,500
1,300	Stoneridge, Inc., Rule 144A, Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	1,404,000
1,000	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	1,118,750
1,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	1,040,000
					10,398,029
Building & Construction (0.6%)
500	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC, B3)	11/01/21	2.000	341,875
750	RSI Home Products, Inc., Rule 144A, Secured Notes (Callable 03/01/15 @ 105.16)‡	(B+, B1)	03/01/18	6.875	765,000
					1,106,875
Building Materials (2.2%)
1,525	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ 107.13)	(B-, Caa2)	04/01/16	9.500	1,502,125
1,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	1,881,250
900	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡ §	(B, B3)	10/15/17	8.500	931,500
					4,314,875
Chemicals (4.0%)
1,000	GrafTech International Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 103.19)‡	(BB+, Ba2)	11/15/20	6.375	1,040,000
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 104.50)‡ §	(B+, B1)	05/15/15	9.000	423,000
1,300	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/14 @ 100.00)‡ §	(CCC+, Caa1)	02/15/16	8.500	1,326,000
600	JM Huber Corp., Rule 144A, Senior Notes (Callable 11/01/15 @ 104.94)‡	(BB-, B2)	11/01/19	9.875	682,500
1,264	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ 107.13)‡	(B+, B2)	07/15/17	9.500	1,380,920
842	Reichhold Industries, Inc. PIK, Rule 144A, Senior Secured Notes‡	(CCC+, NR)	05/08/17	11.000	667,589
500	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 105.72)‡ €	(B+, B2)	05/15/16	7.625	674,152
1,000	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	1,117,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$600	US Coatings Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)‡	(B-, Caa1)	05/01/21	7.375	$633,750
					7,945,411
Consumer Products (2.3%)
895	Alphabet Holding Co., Inc. PIK, Rule 144A, Senior Unsecured Notes (Callable 11/01/13 @ 103.00)‡ §	(B-, Caa1)	11/01/17	7.750	935,275
1,375	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)§	(B, B3)	10/01/18	9.000	1,543,437
400	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.06)	(B-, B3)	02/01/20	8.125	453,500
1,025	Prestige Brands, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.13)	(BB-, Ba3)	04/01/18	8.250	1,122,375
450	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡ §	(B+, B2)	02/01/20	6.750	475,875
					4,530,462
Consumer/Commercial/Lease Financing (1.9%)
750	Cabot Financial Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡ £	(BB, B1)	10/01/19	10.375	1,266,957
450	CNG Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 104.69)‡	(B, B3)	05/15/20	9.375	443,813
450	Milestone Aviation Group LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 104.31)‡	(NR, NR)	12/15/17	8.625	465,750
350	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ 105.06)‡	(B, B2)	02/15/19	10.125	383,250
1,075	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 105.13)‡	(BB, Ba3)	04/15/17	10.250	1,204,000
					3,763,770
Discount Stores (0.8%)
1,300	99 Cents Only Stores, Global Company Guaranteed Notes (Callable 12/15/14 @ 108.25)	(CCC+, Caa1)	12/15/19	11.000	1,498,250

Diversified Capital Goods (1.0%)
600	AM Castle & Co., Global Secured Notes (Callable 12/15/14 @ 106.38)	(B+, B3)	12/15/16	12.750	708,000
776	FCC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/13 @ 105.00)‡	(CCC+, Caa3)	12/15/15	13.000	665,377
509	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B2)	09/01/20	8.750	581,533
					1,954,910
Electric - Generation (0.2%)
2,200	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, C)	11/01/15	10.250	231,000
1,275	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, C)	11/01/15	10.250	133,875
					364,875
Electronics (1.2%)
500	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, B3)	02/15/18	8.000	522,500
781	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ 105.06)‡	(B, B1)	03/15/18	10.125	868,863
1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)§	(B+, Caa1)	04/01/19	7.750	930,000
					2,321,363

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production (8.1%)
$1,250	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ 104.19)§	(B-, B3)	10/15/17	8.375	$1,334,375
1,450	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)§	(B-, Caa1)	02/15/18	8.250	1,547,875
600	Energy XXI Gulf Coast, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ 104.63)	(B+, B3)	12/15/17	9.250	681,000
1,400	EP Energy Finance, Inc., Global Senior Unsecured Notes (Callable 05/01/16 @ 104.69)§	(B, NR)	05/01/20	9.375	1,624,000
350	Everest Acquisition Finance, Inc., Global Senior Secured Notes (Callable 05/01/15 @ 103.44)	(B+, Ba3)	05/01/19	6.875	385,000
610	Halcon Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/16 @ 104.88)‡	(CCC+, B3)	07/15/20	9.750	677,100
725	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ 103.88)	(B, B2)	02/01/21	7.750	781,187
2,100	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/13 @ 100.00)	(B-, Caa1)	11/15/14	11.875	2,226,000
550	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	599,500
650	PDC Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/17 @ 103.88)‡	(B-, B3)	10/15/22	7.750	692,250
1,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B, B1)	11/01/18	8.625	1,065,000
1,500	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	1,515,000
700	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ 104.31)§	(B-, B3)	02/01/17	8.625	759,500
525	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/13 @ 102.38)	(B+, B3)	06/01/17	7.125	540,750
500	Swift Energy Co., Rule 144A, Company Guaranteed Notes (Callable 03/01/17 @ 103.94)‡	(B+, B3)	03/01/22	7.875	525,000
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)§	(B, B3)	06/15/19	8.500	1,227,970
					16,181,507
Environmental (1.1%)
1,000	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B, Caa3)	08/15/18	10.750	1,047,500
1,000	Heckmann Corp., Global Company Guaranteed Notes (Callable 04/15/15 @ 104.94)§	(B, B3)	04/15/18	9.875	1,073,750
					2,121,250
Forestry & Paper (0.2%)
1,000	Stone & Webster, Inc.*	(NR, NR)	07/02/13	0.000	2,750
850	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ 104.38)§	(CCC, Caa2)	02/01/19	8.750	410,125
					412,875
Gaming (2.5%)
925	Affinity Gaming Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 104.50)‡	(B, B3)	05/15/18	9.000	992,062
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes‡ ø	(NR, NR)	12/15/14	9.375	248,000
605	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/13 @ 101.21)‡	(B, Caa1)	11/15/19	7.250	571,725
898	Chukchansi Economic Development Authority, Rule 144A, Secured Notes (Callable 05/30/16 @ 104.88)‡	(NR, Caa2)	05/30/20	9.750	538,576
375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Senior Secured Notes (Callable 06/15/13 @ 100.00)‡ ø	(NR, NR)	06/15/15	10.250	703

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$1,300	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	$1,397,500
225	Majestic Star Casino LLC PIK, Rule 144A, Secured Notes‡ §	(NR, NR)	12/01/16	12.500	213,538
435	Tropicana Finance Corp., Global Company Guaranteed Notesø ^	(NR, NR)	12/15/14	9.625	44
1,225	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ 100.00)‡	(B+, B3)	11/15/15	9.000	1,090,250
					5,052,398
Gas Distribution (1.7%)
1,250	Energy Transfer Equity LP, Senior Secured Notes§	(BB, Ba2)	10/15/20	7.500	1,446,875
1,300	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B1)	12/15/18	7.875	1,433,250
500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 103.25)‡	(BB-, B1)	03/01/20	6.500	533,750
					3,413,875
Health Facilities (1.3%)
277	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/13 @ 100.00)	(B, Caa1)	11/01/15	9.875	288,080
600	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	654,000
500	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ 104.94)	(CCC+, Caa2)	04/15/17	9.875	312,500
1,175	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00)	(B, B2)	06/15/16	8.000	1,248,437
					2,503,017
Health Services (1.4%)
350	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41)‡ €	(B, Caa1)	08/01/19	9.875	507,861
400	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	11.000	346,000
550	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	660,688
1,250	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	1,371,875
					2,886,424
Insurance Brokerage (1.4%)
1,100	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡ §	(CCC, Caa2)	12/15/20	7.875	1,135,750
1,500	Hub International Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 104.06)‡ §	(CCC+, Caa2)	10/15/18	8.125	1,586,250
					2,722,000
Investments & Misc. Financial Services (0.3%)
600	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B+, B1)	04/01/20	7.375	613,500

Leisure (1.1%)
1,000	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B, B1)	08/01/18	9.125	1,125,000
1,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 104.44)‡	(B-, B2)	04/15/17	8.875	1,065,000
					2,190,000
Media - Broadcast (1.0%)
1,725	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)	(B, B3)	04/15/17	8.875	1,906,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable (3.0%)
$150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	$168,938
600	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/20	8.000	678,000
1,450	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ 104.06)§	(BB-, B1)	04/30/20	8.125	1,627,625
1,050	CSC Holdings LLC, Global Senior Unsecured Notes§	(BB+, Ba3)	02/15/19	8.625	1,265,250
500	Harron Finance Corp., Rule 144A, Senior Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	557,500
1,200	Lynx II Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/18 @ 103.19)‡ §	(B, B2)	04/15/23	6.375	1,263,000
350	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75)‡	(BB-, Ba3)	03/15/19	7.500	384,562
					5,944,875
Media - Diversified (1.0%)
1,050	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	1,147,125
400	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	447,500
421	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/14 @ 100.00)	(B+, B2)	03/15/16	7.750	429,946
					2,024,571
Media - Services (0.8%)
1,500	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/17 @ 103.25)‡	(B, B1)	11/15/22	6.500	1,584,688

Medical Products (0.6%)
1,050	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	1,149,750

Metals & Mining - Excluding Steel (7.2%)
500	Arch Coal, Inc., Global Company Guaranteed Notes (Callable 06/15/16 @ 103.63)§	(B-, B3)	06/15/21	7.250	451,250
1,100	Boart Longyear Management Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(BB-, Ba2)	04/01/21	7.000	1,141,250
1,075	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡ §	(BB, B1)	05/01/18	6.875	1,150,250
1,150	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	1,198,875
400	FMG Resources August 2006 Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 104.13)‡ §	(B+, B1)	11/01/19	8.250	433,500
1,100	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75)‡	(B, B3)	06/01/19	9.500	1,223,750
1,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	1,125,000
1,000	Molycorp, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 105.00)§	(CCC+, B3)	06/01/20	10.000	990,000
1,500	Noranda Aluminum Acquisition Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 105.50)‡	(CCC+, Caa1)	06/01/19	11.000	1,507,500
175	Old AII, Inc., Global Company Guaranteed Notesø ^	(NR, NR)	12/15/14	9.000	18
675	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ 101.67)ø ^	(NR, NR)	12/15/16	10.000	67
500	Penn Virginia Resource Finance Corp. II, Global Company Guaranteed Notes (Callable 06/01/16 @ 104.19)	(B-, B2)	06/01/20	8.375	527,500
1,841	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,942,255
1,450	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	1,468,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Metals & Mining - Excluding Steel
$1,500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡ §	(CCC-, Caa3)	05/15/19	9.250	$1,080,000
					14,239,340
Oil Field Equipment & Services (3.9%)
900	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 106.56)‡	(B+, Caa1)	11/01/20	8.750	938,250
818	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡ §	(B+, Ba3)	11/15/18	8.125	860,945
420	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/14 @ 100.00)‡	(B, B3)	01/15/16	9.500	432,337
1,750	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)§	(B+, B1)	04/01/18	9.125	1,916,250
650	Permian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/15 @ 107.88)‡	(B-, B3)	01/15/18	10.500	672,750
1,620	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	1,782,000
1,000	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ 103.94)‡	(BB-, B1)	01/15/19	7.875	1,090,000
					7,692,532
Oil Refining & Marketing (1.7%)
1,250	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 11/01/17 @ 103.25)‡	(B+, B2)	11/01/22	6.500	1,284,375
600	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.34)‡	(BB-, B1)	11/15/20	7.125	639,000
1,350	PBF Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.13)‡	(BB+, Ba3)	02/15/20	8.250	1,491,750
					3,415,125
Packaging (2.0%)
500	Ardagh MP Holdings USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)‡ §	(CCC+, B3)	11/15/20	7.000	515,000
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)‡ €	(CCC+, B3)	10/15/20	9.250	417,974
500	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 103.69)‡ €	(B+, Ba3)	10/15/17	7.375	696,624
475	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, B3)	06/15/18	10.000	534,375
850	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡ #	(B-, B2)	12/15/13	2.280	835,125
350	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/15/14 @ 104.50)§	(CCC+, Caa2)	04/15/19	9.000	371,875
300	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/14 @ 103.56)	(B+, B1)	04/15/19	7.125	323,625
250	Sealed Air Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.19)‡ §	(BB-, B1)	09/15/21	8.375	287,500
					3,982,098
Pharmaceuticals (0.6%)
1,125	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ 103.88)	(BB, B3)	09/15/18	7.750	1,207,969

Printing & Publishing (0.1%)
683	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/14 @ 103.00)ø #	(D, NR)	02/15/17	9.500	262,955

Real Estate Investment Trusts (1.8%)
500	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 105.81)‡	(B, B1)	02/15/18	7.750	511,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Real Estate Investment Trusts
$1,850	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)§	(B+, Ba3)	04/15/19	7.250	$1,859,250
325	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	358,719
750	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 102.56)‡ §	(B+, B1)	04/01/23	5.125	759,375
					3,488,594
Restaurants (0.6%)
1,100	CKE Restaurants, Inc., Global Secured Notes (Callable 07/15/14 @ 105.69)	(B-, B2)	07/15/18	11.375	1,281,500

Software/Services (4.7%)
950	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	1,033,125
1,125	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(B+, B1)	06/15/19	7.375	1,202,344
650	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06)‡	(B+, B1)	11/01/20	6.750	680,875
625	Infor US, Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50)€	(B-, Caa1)	04/01/19	10.000	904,889
1,523	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B-, B3)	11/15/18	8.000	1,671,492
1,003	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/14 @ 100.00)	(CCC+, Caa1)	03/15/16	10.375	1,023,060
400	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	446,000
600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B, Caa1)	11/15/18	7.375	645,000
1,598	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	1,761,795
					9,368,580
Specialty Retail (2.7%)
1,350	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B, B3)	05/15/19	7.125	1,431,000
1,000	Claire’s Stores, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 106.75)‡	(B-, B2)	03/15/19	9.000	1,135,000
750	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.25)‡ €	(B, B1)	04/15/18	7.500	1,006,413
750	Tempur-Pedic International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 103.44)‡ §	(B+, B3)	12/15/20	6.875	804,375
1,000	Toys R Us Property Co. I LLC, Global Company Guaranteed Notes (Callable 07/15/13 @ 105.38)	(B+, B3)	07/15/17	10.750	1,081,250
					5,458,038
Steel Producers/Products (0.8%)
550	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ 106.19)‡	(B, B3)	03/15/18	8.250	585,750
1,000	Tempel Steel Co., Rule 144A, Senior Secured Notes (Callable 02/15/14 @ 109.00)‡	(B-, Caa1)	08/15/16	12.000	945,000
					1,530,750
Support-Services (2.5%)
500	BC Mountain Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ 105.25)‡	(B-, B3)	02/01/21	7.000	531,250
1,100	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	1,221,000
500	Emdeon, Inc., Global Company Guaranteed Notes (Callable 12/31/15 @ 105.50)	(CCC+, Caa1)	12/31/19	11.000	578,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$775	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ 104.88)‡	(B, B2)	03/15/17	9.750	$838,937
500	Sabre, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38)‡	(B, B1)	05/15/19	8.500	544,375
1,200	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)§	(B+, B3)	05/15/20	7.375	1,338,000
					5,052,312
Telecom - Integrated/Services (2.0%)
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes‡ ø ^ #	(NR, NR)	01/15/15	0.000	—
600	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B, B3)	04/01/19	7.250	658,500
750	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)§	(B, B3)	04/01/21	7.500	838,125
800	Intelsat Luxembourg SA, Rule 144A, Senior Unsecured Notes (Callable 06/01/17 @ 103.88)‡	(CCC+, Caa3)	06/01/21	7.750	816,000
250	Intelsat Luxembourg SA, Rule 144A, Senior Unsecured Notes (Callable 06/01/15 @ 103.38)‡	(CCC+, Caa3)	06/01/18	6.750	258,750
1,300	Zayo Capital, Inc., Global Senior Secured Notes (Callable 07/01/15 @ 104.06)§	(B, B1)	01/01/20	8.125	1,462,500
					4,033,875
Telecom - Wireless (0.6%)
400	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00)‡	(B-, B3)	05/15/17	6.000	420,000
600	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ 105.88)‡ €	(B+, B3)	07/15/17	11.750	742,651
					1,162,651
Telecommunications Equipment (1.5%)
1,200	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡ §	(B, B1)	04/01/19	7.000	1,179,000
1,600	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB-, B1)	12/01/16	9.500	1,720,000
					2,899,000
Textiles & Apparel (0.3%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes‡ € ø	(NR, NR)	11/15/25	9.875	1,974
500	Takko Luxembourg 2 S.C.A, Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)‡ €	(B-, B3)	04/15/19	9.875	628,246
					630,220
Theaters & Entertainment (2.1%)
675	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/01/14 @ 104.38)§	(B-, B2)	06/01/19	8.750	744,187
857	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	993,049
1,600	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ 104.56)§	(B-, B3)	08/15/18	9.125	1,804,000
700	Wallace Theater Holdings, Inc., Rule 144A, Senior Secured Notes‡ #	(CCC, NR)	06/15/13	12.500	703,500
					4,244,736
Tobacco (0.3%)
650	Vector Group Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 105.81)‡ §	(B+, Ba3)	02/15/21	7.750	685,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Transportation - Excluding Air/Rail (0.2%)
$400	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, Caa1)	02/15/19	8.125	$364,000
TOTAL CORPORATE BONDS (Cost $159,670,015)					162,065,700

ASSET BACKED SECURITIES (8.5%)
Collateralized Debt Obligations (8.5%)
1,000	ALM VI Ltd., Rule 144A‡ #	(B, NR)	06/14/23	6.281	964,333
1,000	Carlyle Global Market Strategies CLO 2012-4 Ltd., Rule 144A‡	(NR, NR)	01/20/25	0.000	847,500
1,000	Carlyle Global Market Strategies CLO 2013-1 Ltd., Rule 144A‡ #	(BB, NR)	02/14/25	5.790	959,626
1,000	Catamaran CLO 2012-1 Ltd., Rule 144A‡ #	(BBB, NR)	12/20/23	5.009	1,007,160
1,000	Commercial Industrial Finance Corp., Rule 144A‡ #	(BBB, NR)	01/19/23	3.402	969,154
1,000	ECP CLO Ltd., Rule 144A‡ #	(BB, NR)	01/20/15	4.482	835,780
1,000	Finn Square CLO Ltd., Rule 144A‡ #	(BB, NR)	12/24/23	5.567	939,939
1,000	Gale Force 1 CLO Ltd., Rule 144A‡ #	(A, A2)	11/15/17	2.140	938,015
1,000	Gale Force 4 CLO Ltd., Rule 144A‡ #	(BBB, Ba1)	08/20/21	3.789	942,627
1,000	Halcyon Loan Advisors Funding Ltd., Rule 144A‡ #	(BB, NR)	12/20/24	5.680	945,387
1,000	ING Investment Management CLO 2011-1 LLC, Rule 144A‡ #	(BB, NR)	06/22/21	4.784	917,925
1,000	JFIN CLO Ltd., Rule 144A‡ #	(BB, NR)	01/20/25	5.030	855,750
1,000	Marine Park CLO Ltd., Rule 144A‡ #	(BB-, NR)	05/18/23	6.040	976,518
1,000	OFSI Fund V Ltd., Rule 144A‡ #	(BBB, NR)	04/17/25	4.542	950,626
1,000	Shackleton I CLO Ltd., Rule 144A‡ #	(BBB, NR)	08/14/23	5.042	999,014
1,000	Shackleton I CLO Ltd., Rule 144A‡ #	(BB, NR)	08/14/23	6.492	958,946
1,000	Shackleton II CLO Ltd., Rule 144A‡ #	(BB, NR)	10/20/23	5.648	925,201
1,000	Venture X CLO Ltd., Rule 144A‡ #	(BB, NR)	02/28/24	5.662	907,500
TOTAL ASSET BACKED SECURITIES (Cost $16,092,841)					16,841,001

BANK LOANS (5.4%)
Aerospace & Defense (0.2%)
466	Arinc, Inc.#	(B, Caa1)	10/25/15	6.210	460,280

Energy - Exploration & Production (0.6%)
1,001	Delek Benelux BV€ #	(NR, NR)	02/08/17	5.245	1,234,742

Gaming (0.5%)
1,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	879,380

Investments & Misc. Financial Services (0.6%)
881	BNY ConvergEX Group LLC#	(CCC+, B3)	12/17/17	8.750	872.822
369	BNY ConvergEX Group LLC#	(CCC+, B3)	12/18/17	8.750	366.240

Leisure (0.6%)
253	Technicolor SA#	(B, NR)	03/31/16	9.350	278,164
760	Technicolor SA#	(B, NR)	05/26/17	9.350	834,823
					1,112,987
Machinery (0.6%)
1,250	CPM Acquisition Corp.#	(B, Caa1)	03/01/18	10.250	1,271,875

Media - Diversified (0.5%)
432	Flint Group Holdings Sarl#	(NR, NR)	06/30/16	7.476	407,778
584	Flint Group Holdings Sarl#	(NR, NR)	12/31/16	7.476	481,655
					889,433
Printing & Publishing (0.1%)
1,207	Yell Group PLC#	(NR, NR)	07/31/14	3.954	221,442

Software/Services (1.7%)
378	AVG Technologies N.V.#	(BB-, B1)	03/15/16	8.250	380,284
1,000	Decision Insight Information Group#	(B, B1)	01/04/17	7.000	1,009,585
980	SafeNet, Inc.#	(B, B3)	04/12/15	6.204	976,833
20	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.204	19,732

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Software/Services
$1,000	Wall Street Systems Delaware, Inc.#	(NR, Caa2)	10/25/20	9.250	$1,010,000
					3,396,434
TOTAL BANK LOANS (Cost $10,610,922)					10,705,635

Number of Shares

COMMON STOCKS (0.4%)
Automotive (0.0%)
1,219	Safelite Realty Corp.*^				—

Building & Construction (0.2%)
14,400	Ashton Woods USA LLC, Class B*^				190,368
92,791	William Lyon Homes, Inc.*				264,454
					454,822
Building Materials (0.0%)
372	Dayton Superior Corp.*^				—
328	Nortek, Inc.*§				23,406
					23,406
Chemicals (0.1%)
4,893	Huntsman Corp.				90,961

Gaming (0.0%)
36,250	Majestic Holdco LLC*				68,875
1,500	Progressive Gaming International Corp.*				1
					68,876
Media - Broadcast (0.1%)
26,986	Cumulus Media, Inc., Class A*§				90,943

Printing & Publishing (0.0%)
888	SuperMedia, Inc.*§				3,436
TOTAL COMMON STOCKS (Cost $1,443,868)					732,444

PREFERRED STOCK (0.0%)
413	Dayton Superior Corp. (Cost $156,000) *^				—

WARRANTS (0.0%)
Building Materials (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14*§				17,280

Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*^				—
TOTAL WARRANTS (Cost $864)					17,280

SHORT-TERM INVESTMENTS (18.8%)
35,492,513	State Street Navigator Prime Portfolio, 0.22%§§				35,492,513

Par (000)			Maturity	Rate%

$1,895	State Street Bank and Trust Co. Euro Time Deposit		04/01/13	0.010	1,895,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,387,513)					37,387,513

Value

TOTAL INVESTMENTS AT VALUE (114.6%) (Cost $225,362,023)	$227,749,573

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.6%)	(28,942,575)

NET ASSETS (100.0%)	$198,806,998

All securities are denominated in U.S. Dollars unless otherwise noted.

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $95,993,839 or 48.3% of net assets.

€	This security is denominated in Euro.
£	This security is denominated in British Pound.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2013.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2013.

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

At March 31, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	8,807,856	EUR	6,580,000	04/18/13	Morgan Stanley	$(8,807,856)	$(8,450,228)	$357,628
USD	2,262,444	GBP	1,415,000	04/18/13	Morgan Stanley	(2,262,444)	(2,148,431)	114,013
								$471,641

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Time Deposits are valued at cost and are generally categorized as Level 2.  Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. At March 31, 2013, the Fund held 0.10% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,934,381 and fair value of $190,497. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$162,065,571	$129	$162,065,700
Asset Backed Securities	—	16,841,001	—	16,841,001
Bank Loans	—	10,705,635	—	10,705,635
Common Stocks	208,746	333,330	190,368	732,444
Preferred Stock	—	—	0	—
Warrants	17,280	—	0	17,280
Short-Term Investments	35,492,513	1,895,000	—	37,387,513
Other Financial Instruments *
Forward Foreign Currency Contracts	—	471,641	—	471,641
	$35,718,539	$192,312,178	$190,497	$228,221,214

* Other financial instruments include forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2013 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Common Stocks	Preferred Stock	Warrants	Total
Balance as of December 31, 2012	$130	$108,720	$0	$0	$108,850
Accrued discounts/premiums	—	—	—	—	—
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Realized Gain/(Loss)	—	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	(1)	81,648	0	0	81,647
Transfers Into Level 3	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—
Balance as of March 31, 2013	$129	$190,368	$0	$0	$190,497

Net change in unrealized Appreication/(Depreciation) from investments still held as of March 31, 2013	$(1)	$81,648	$0	$0	$81,647

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended March 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At March 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$225,362,023
Unrealized appreciation	$12,397,151
Unrealized depreciation	(10,009,601)
Net unrealized appreciation (depreciation)	$2,387,550

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 29, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	May 29, 2013